Quarterly Results of Operations: (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations: [Abstract]
Quarterly Results of Operations: (Unaudited)

(22) Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2012:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2012:
Interest and dividend income	$10,759	10,400	9,996	9,685
Interest expense	3,892	3,738	4,078	3,169

Net interest income	6,867	6,662	5,918	6,516
Provision for loan losses	869	400	506	500

Net interest income after provision for loan losses	5,998	6,262	5,412	6,016
Noninterest income	1,917	2,639	2,897	2,186
Noninterest expense	7,099	7,439	6,971	6,932

Income before income taxes	816	1,462	1,338	1,270
Income taxes	89	300	263	165

Net income	$727	1,162	1,075	1,105

Net income available to common shareholders	470	903	819	648

Basic earnings per share	$0.06	0.12	0.11	0.09

Diluted earnings per share	$0.06	0.12	0.11	0.09

Weighted average shares outstanding:
Basic	7,484,475	7,485,283	7,487,283	7,487,726

Diluted	7,484,475	7,485,283	7,487,283	7,487,726

Summarized unaudited quarterly operating results for the year ended December 31, 2011:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2011:
Interest and dividend income	$11,787	11,766	11,450	11,237
Interest expense	4,989	4,763	4,592	4,071

Net interest income	6,798	7,003	6,858	7,166
Provision for loan losses	4,518	452	475	476

Net interest income after provision for loan losses	2,280	6,551	6,383	6,690
Noninterest income	2,365	2,118	3,281	2,429
Noninterest expense	7,449	7,436	7,127	6,681

Income (loss) before income taxes	(2,804)	1,233	2,537	2,438
Income taxes expense (benefit)	(960)	426	909	109

Net income (loss)	($1,844)	807	1,628	2,329

Net income (loss) available to (attributable to) common shareholders	($2,098)	550	1,368	2,069

Basic earnings (loss) per share	($0.28)	0.07	0.18	0.28

Diluted earnings (loss) per share	($0.28)	0.07	0.18	0.28

Weighted average shares outstanding:
Basic	7,465,077	7,467,438	7,481,448	7,484,420

Diluted	7,465,077	7,467,438	7,481,448	7,484,420